Note 12 - Long-lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, net	$ 483	$ 239
UNITED STATES
Property and equipment, net	370	100
Europe [Member]
Property and equipment, net	72	99
Asia [Member]
Property and equipment, net	39	32
CANADA
Property and equipment, net	$ 2	$ 8